General and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Foreign Currency Translation Adjustments And Change In Derivative Fair Value Reclassed To Earnings On Disposal [Member]	Dec. 31, 2011 Dominican Republic [Member]	Dec. 31, 2011 Argentina [Member]	Dec. 31, 2011 Salvage Value [Member]	Dec. 31, 2011 Thames [Member]	Feb. 01, 2011 Thames [Member] mw	Dec. 31, 2011 Eastern Energy Subsidiary [Member]	Dec. 31, 2011 Borsod [Member]	Dec. 31, 2011 DPL Acquisition [Member] mw
General And Summary Of Significant Accounting Policies Details [Abstract]
Adoption of ASU 2009-16					$ 40					$ 40
Transfers Accounted For As Secured Borrowings Assets Carrying Amount	50								50
Maximum Interest Transferred To Purchasers Through Accounts Receivable Securitization Facility	50								50
Business Acquisition [Line Items]
Percent acquired																				100.00%
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Assets	45,333				40,511				45,333	40,511	39,535						158	166	9
Total Liabilities																	170	289	18
Total Revenue	4,230	4,307	4,435	4,156	4,192	3,885	3,803	3,805	17,128	15,685	12,974									154
Generation Capacity (MW)																	208			3,800
Deconsolidation Gain Or Loss Amount Deferred																		123	9
Amount Paid To Satisfy Guarantee																5
Change in Accounting Estimate [Line Items]
Change In Accounting Estimate Impact On Depreciation Expense															68
Change In Accounting Estimate Impact On Net Income															18
Change In Accounting Estimate Impact On Net Income Per Share															$ 0.02
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	295								295				49	232
Finite Lived Intangible Assets [Abstract]
Finite Lived Intangible Assets Useful Life Minimum									1
Finite Lived Intangible Assets Useful Life Maximum									50
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Abstract]
Adoption of ASU 2009-16					40					40
Transfers Accounted For As Secured Borrowings Assets Carrying Amount	50								50
Maximum Interest Transferred To Purchasers Through Accounts Receivable Securitization Facility	50								50
Restricted Cash and Cash Equivalents Items [Abstract]
Restricted Cash And Cash Equivalents Reclassified To Cash And Cash Equivalents	130								130
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Comprehensive income understatement												213
Comprehensive income previously reported												1,283
Comprehensive income attributable to The AES Corporation									$ 781	$ 1,496	$ 2,437